INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Reconciliation
The provision for income taxes in the consolidated statement of operations represents an effective rate different from the US statutory tax rate for the following reasons:

	Year Ended December 31,
	2020	2019
Loss before income taxes	$(26,810)	$(21,533)
Income tax recovery at statutory rate (21%)	(5,630)	(4,522)
Increase resulting from:
Effect of foreign tax rate	(252)	(669)
Unrecognized deferred tax asset	5,642	4,667
Permanent and other differences	240	524
Provision for income taxes	$—	$—

Schedule of Future Income Tax Assets and Liabilities
The effects of temporary differences that give rise to future income tax assets and future income tax liabilities have been determined as follows:

	Year Ended December 31,
	2020	2019
Future income tax assets:
Non-capital losses	$31,658	$26,078
Un-depreciated capital cost (UCC)	1,868	1,571
Other intangible items	223	23
Total future income tax assets	33,749	27,672
Future income tax liabilities:
Unrecognized deferred tax asset	(33,749)	(27,672)
Net future income tax asset	$—	$—

Unrecognized Deferred Tax Assets Rollforward
A reconciliation of the beginning and ending amounts of unrecognized deferred tax benefits as of December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
	2020	2019
Beginning balance	$27,672	$23,101
Additions based on tax positions related to the current year	6,077	4,571
Ending balance	$33,749	$27,672